Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000090895 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000090895 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090895 | United States Treasuries
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000090897 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000090897 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090897 | United States Treasuries
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000090898 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000090898 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090898 | United States Treasuries
Holdings [Line Items]
Percent of Net Asset Value	79.50%
C000024992 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000024992 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000024992 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024992 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024992 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024992 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024992 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024992 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024992 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024992 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024992 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000024992 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000024992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000024992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000024992 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000024992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000024992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000024992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000024992 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000033045 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000033045 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033045 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033045 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033045 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033045 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033045 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033045 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033045 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033045 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033045 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000033045 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033045 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000033045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000033045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000033045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000033045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000033045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000088110 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000088110 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088110 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088110 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088110 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088110 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088110 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088110 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088110 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088110 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088110 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000088110 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088110 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088110 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088110 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088110 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000088110 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000088110 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000088110 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000088110 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000088110 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000214759 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000214759 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000214759 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000214759 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214759 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214759 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214759 | Chroma ATE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000214759 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214759 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214759 | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214759 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000214759 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000214759 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000214759 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214759 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214759 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000214759 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000214759 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000214759 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000214759 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000214759 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000024996 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024996 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024996 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024996 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024996 | Anglo American PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024996 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024996 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024996 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024996 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024996 | JBS NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024996 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000024996 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024996 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024996 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000024996 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024996 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000024996 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000024996 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000024996 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000024996 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000033047 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033047 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033047 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033047 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033047 | Anglo American PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033047 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033047 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033047 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033047 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033047 | JBS NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033047 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000033047 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033047 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033047 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033047 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000033047 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000033047 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000033047 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000033047 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000033047 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000088112 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088112 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088112 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088112 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088112 | Anglo American PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088112 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088112 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088112 | Nutrien Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088112 | Glencore PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088112 | JBS NV
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088112 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000088112 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088112 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088112 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088112 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088112 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000088112 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000088112 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000088112 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000088112 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000024994 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024994 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000024994 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024994 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024994 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024994 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024994 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024994 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024994 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024994 | Montage Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024994 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000024994 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024994 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024994 | Gold
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000024995 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024995 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000024995 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024995 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024995 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000024995 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024995 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024995 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024995 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024995 | Montage Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024995 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000024995 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024995 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024995 | Gold
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000033046 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000033046 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000033046 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000033046 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033046 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000033046 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000033046 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033046 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033046 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033046 | Montage Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033046 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000033046 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033046 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033046 | Gold
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000088111 | Barrick Mining Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000088111 | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088111 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000088111 | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088111 | G Mining Ventures Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000088111 | Anglogold Ashanti PLC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088111 | Alamos Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088111 | Gold Fields Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088111 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088111 | Montage Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088111 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000088111 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000088111 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088111 | Gold
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000117963 | 5860
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117963 | 21440
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117963 | 27728
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117963 | 187
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000117963 | 24529
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117963 | 17923
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117963 | 27004
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117963 | 27943
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117963 | 27729
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117963 | 17130
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000117963 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117963 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117963 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000117963 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000117963 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117963 | Government
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000195045 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195045 | Airbnb, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195045 | Estee Lauder Cos, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195045 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195045 | United Parcel Service, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195045 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195045 | IDEX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195045 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | GE HealthCare Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000195045 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000195045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000195045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000195045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000195045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000195045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000195045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000195046 | Huntington Ingalls Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195046 | Airbnb, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195046 | Estee Lauder Cos, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195046 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195046 | United Parcel Service, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195046 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195046 | IDEX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195046 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | GE HealthCare Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000195046 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000195046 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000195046 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000195046 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195046 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000195046 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000195046 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000195046 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000259178 | VanEck Bitcoin ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000259178 | IREN Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000259178 | Cipher Mining, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000259178 | Terawulf, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000259178 | Core Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259178 | Applied Digital Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259178 | Hut 8 Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259178 | Figure Technology Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259178 | Galaxy Digital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259178 | Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000259178 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000259178 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000259178 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000259178 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000259178 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259178 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000259178 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000259178 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000259178 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000259178 | Crypto ETPs
Holdings [Line Items]
Percent of Net Asset Value	14.80%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%